UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-NT

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ];          Amendment Number:______
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    BlackRock Investment Management (Australia) Limited
Address: Level 18, 120 Collins Street
         Melbourne 3000, Australia


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Clark
Title: Attorney-In-Fact*
Phone: 609-282-1271

Signature, Place and Date of Signing:



________________________________________________________________
/s/ Karen Clark    Plainsboro, NJ 08536     October 19, 2009

*Signed pursuant to Power Of Attorney dated March 30, 2009 included as attachment to this Form 13F-NT filed with the Securities and Exchange Commission by BlackRock Investment Management (Australia)
Limited




Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager

Form 13F File Number    Name
--------------------    --------------------------
     028-12019          BlackRock, Inc.